CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 146,547	$ 610,317	$ 512,075	$ 1,231,100	$ 1,889,435	$ 1,315,660
Cost of Sales	119,062	119,783	619,551	555,414	1,311,084	1,081,347
Gross Profit	27,485	490,534	(107,476)	675,686	578,351	234,313
Operating Expenses:
Selling, General & Administrative	188,860	190,674	562,206	516,521	733,038	837,862
Income (Loss) from operations	(161,375)	299,860	(669,682)	159,165	(154,687)	(603,549)
Other expenses
Interest on notes payable	(38,393)	(14,855)	(93,252)	(44,562)	60,136	33,638
Amortization of debt discount	(65,741)	0	(118,314)	0	0	0
Derivative valuation interest expense	278,910	0	(227,726)	0	0	0
Loss before provision for income taxes					(214,823)	(637,187)
Provision for income tax	0	0	0	0	0	0
Net (loss) earnings	$ 13,401	$ 285,005	$ (1,108,974)	$ 114,603	$ (214,823)	$ (637,187)
Net (loss) earnings Per Share (Basic and Fully Diluted) (in Dollars per share)	$ 0.01	$ 0.10	$ (0.01)	$ 0.04	$ (0.01)	$ (0.03)
Weighted average number of common shares used in the calculation (in Shares)	3,707,274	2,697,004	3,584,348	2,631,911	2,734,867	2,026,705